Allstate Life Insurance Company
Allstate Financial Advisors Separate Account I

Supplement dated December 11, 2018
To Allstate Life Insurance Company
Prospectus dated April 30, 2018

Allstate Life Insurance Company of New York
Allstate Life of New York Separate Account A

Supplement dated December 11, 2018
To Allstate Life Insurance Company of New York
Prospectus dated May 1, 2009, as supplemented

ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY B SERIES (“B SERIES”)
ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY L SERIES (“L SERIES”)
ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY X SERIES (“X SERIES”)

This Supplement should be read and retained with the current Prospectus for your Annuity. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own. If you would like another copy of the current Prospectus, please contact us at 1-866-695-2647 (or if your annuity is issued in New York, please call 1-877-234-8688).

This Supplement contains information about changes for the AST Global Real Estate Portfolio of the Advanced Series Trust available through your Annuity.

AST Global Real Estate Portfolio – Subadviser and Investment Strategy Change:

The Board of Trustees of Advanced Series Trust (the Board) has approved replacing PGIM Real Estate, a division of PGIM, Inc. as the subadviser to the AST Global Real Estate Portfolio with Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, and Cohen & Steers UK Limited. The Board also approved revising the investment strategy of the Portfolio. These changes are expected to become effective on or about January 28, 2019.

Effective January 28, 2019, in the “Investment Options” section of the Prospectus, the “Portfolio Adviser(s)/Subadviser(s)” information pertaining to the AST Global Real Estate Portfolio is revised as follows:

PORTFOLIO NAME	INVESTMENT OBJECTIVE(S)	PORTFOLIO ADVISER/SUBADVISER(S)
AST Global Real Estate Portfolio	Seeks capital appreciation and income.	Cohen & Steers Asia Limited Cohen & Steers Capital Management, Inc. Cohen & Steers UK Limited

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

ACCESSSUP4